Janus Global Life Sciences Fund | Class A, C, S, I, T Shares
FUND SUMMARY Janus Global Life Sciences Fund
INVESTMENT OBJECTIVE
Janus Global Life Sciences Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 83 of the Fund’s Prospectus and in the “Purchases” section on page 76 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Life Sciences Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Life Sciences Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none
Other Expenses	0.15%	0.19%	0.31%	0.13%	0.31%
Total Annual Fund Operating Expenses	1.04%	1.83%	1.20%	0.77%	0.95%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Life Sciences Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	675	887	1,116	1,773
Class C	Class C Shares	286	576	990	2,148
Class S	Class S Shares	122	381	660	1,455
Class I	Class I Shares	79	246	428	954
Class T	Class T Shares	97	303	525	1,166

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Life Sciences Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	675	887	1,116	1,773
Class C	Class C Shares	186	576	990	2,148
Class S	Class S Shares	122	381	660	1,455
Class I	Class I Shares	79	246	428	954
Class T	Class T Shares	97	303	525	1,166

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. In the Fund’s pursuit of companies with a life science orientation, the Fund has a fundamental policy to normally invest at least 25% of its total assets in securities of companies that are categorized in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements its investment policies by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Eurozone Risk. In recent years, a number of countries in the European Union (“EU”) have experienced economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2013, approximately 1.2% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Concentration Risk. The Fund focuses its investments in “life sciences” related industry groups. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Third Quarter 2013 16.48% Worst Quarter: Fourth Quarter 2008 −18.91%
Average Annual Total Returns (periods ended 12/31/13)
Average Annual Total Returns Janus Global Life Sciences Fund Class A, C, S, I, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		55.74%	23.23%	12.04%	11.15%	Dec. 31, 1998
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		52.47%	22.55%	11.72%	10.94%	Dec. 31, 1998
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		33.33%	19.08%	10.03%	9.57%	Dec. 31, 1998
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	46.62%	21.65%	11.25%	10.57%	Dec. 31, 1998
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	53.39%	22.04%	11.07%	10.19%	Dec. 31, 1998
Class S Return Before Taxes	Class S Shares	Return Before Taxes		55.34%	22.84%	11.72%	10.84%	Dec. 31, 1998
Class I Return Before Taxes	Class I Shares	Return Before Taxes		55.97%	23.23%	12.04%	11.15%	Dec. 31, 1998
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		32.39%	17.94%	7.41%	4.68%	Dec. 31, 1998
Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes)		36.27%	16.37%	8.32%	5.22%	Dec. 31, 1998
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.